Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of interest rate risk exposure	The Company’s interest rate risk exposure is mainly related to long-term debt obligations.

As at	Dec 31 2020	Dec 31 2019
Fixed interest rate debt:
Unsecured notes	$1,979,125	$1,535,662
Other limited recourse debt facilities	160,964	156,500
	$2,140,089	$1,692,162
Variable interest rate debt:
Geismar 3 construction facility	$176,335	$—
Egypt limited recourse debt facilities	46,948	75,165
Other limited recourse debt facilities	—	1,526
	$223,283	$76,691

Expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2020	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables [1]	$485,545	$485,545	$485,545	$—	$—	$—
Lease obligations [2]	722,234	982,387	142,096	228,493	192,342	419,456
Long-term debt [2]	2,363,372	3,509,538	158,063	274,599	708,577	2,368,299
Cash flow hedges [3]	181,372	214,622	15,047	44,841	63,002	91,732
	$3,752,523	$5,192,092	$800,751	$547,933	$963,921	$2,879,487
[1]     Excludes tax and accrued interest.
[2]     Contractual cash flows include contractual interest payments related to debt obligations and lease obligations. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2020.
[3]     Cash flow hedges includes the impact of discounting and credit valuation adjustments